Cover Page	May 10, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 10, 2022
Entity Registrant Name	Welltower Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8923
Entity Tax Identification Number	34-1096634
Entity Address, Address Line One	4500 Dorr Street,
Entity Address, City or Town	Toledo,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43615
City Area Code	419
Local Phone Number	247-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000766704
Amendment Flag	false
Welltower OP Inc.
Document Information [Line Items]
Entity Registrant Name	Welltower OP Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-264093-01
Entity Tax Identification Number	88-1538732
Entity Emerging Growth Company	false
Common stock, $1.00 par value per share
Document Information [Line Items]
Title of 12(b) Security	Common stock, $1.00 par value per share
Trading Symbol	WELL
Security Exchange Name	NYSE
4.800% Notes due 2028 | Welltower OP Inc.
Document Information [Line Items]
Title of 12(b) Security	4.800% Notes due 2028
Trading Symbol	WELL/28
Security Exchange Name	NYSE
4.500% Notes due 2034 | Welltower OP Inc.
Document Information [Line Items]
Title of 12(b) Security	4.500% Notes due 2034
Trading Symbol	WELL/34
Security Exchange Name	NYSE